Fair Value (Details) - Schedule of Reconciliation of Fair Values - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value balance at beginning of period			$ 63,178
Change in fair value reported in the statements of operations			(51,896)
Fair value balance at end of period		$ 11,282	11,282
Private warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value balance at beginning of period		45,127
Change in fair value reported in the statements of operations		(33,845)
Fair value balance at end of period		$ 11,282	$ 11,282